Net interest income (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net interest income
Loans	2,191	2,136
Investment securities	14	16
Trading assets	5,566	6,130
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,103	1,376
Other	1,006	1,113
Interest and dividend income	9,880	10,771
Deposits	(479)	(507)
Short-term borrowings	(52)	(33)
Trading liabilities	(2,387)	(3,098)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(523)	(733)
Long-term debt	(1,716)	(2,003)
Other	(144)	(121)
Interest expense	(5,301)	(6,495)
Net interest income	4,579	4,276